ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Grupo exposure to public sector (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($)	Feb. 27, 2024 USD ($)	Dec. 31, 2022 ARS ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,861,901,319	$ 8,563	$ 1,928,871,913
Loans to the Public Sector	2,070,115		$ 864,785
Public sector exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans to the Public Sector	2,070,115
Total exposure to the public sector	$ 1,033,232,464
Over Total Assets (as percent)	50.21%
Over Shareholders equity (as percent)	302.67%
Public sector exposure | Debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,031,162,349
Public sector exposure | Repo transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	831,757,936
Public sector exposure | Treasury Bills
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	199,343,557
Public sector exposure | Government Securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 60,856